Financial Items - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Material income and expense [abstract]
Effects of amortized cost on assets and liabilities and others, net	$ (32)	$ (28)	$ (89)
Net interest cost of pension liabilities (note 19)	(26)	(25)	(27)
Results from financial instruments, net (notes 14.2 and 17.4)	(5)	(6)	(17)
Foreign exchange results	73	(35)	(3)
Financial income	27	22	20
Others	10	(7)	1
Other financial income (expense), net	$ 47	$ (79)	$ (115)